Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 20, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Accrued rent balance for office leases		$ 476,000	$ 143,000
Accrued expenses		42,000	21,000
Other accrued long-term liabilities		434,000	122,000
Total rent expense		1,652,000	1,387,000	923,000
Future minimum payments under non-cancelable data center agreements		3,850,000
Future minimum payments under non-cancelable data center agreements, due in 2013		1,918,000
Future minimum payments under non-cancelable data center agreements, due in 2014		1,932,000
Purchase commitments		4,075,000
Purchase commitments payable on 2013		2,599,000
Purchase commitments payable on 2014		1,037,000
Purchase commitments payable on 2015		439,000
Statutory Limit
Commitment And Contingencies [Line Items]
Liquidation damages per day of violation		100
Minimum | Statutory Limit
Commitment And Contingencies [Line Items]
Liquidation damages, minimum		1,000
Management Services
Commitment And Contingencies [Line Items]
Professional services expense	7,800,000	5,303,000	2,217,000	231,000
Management Services | Maximum
Commitment And Contingencies [Line Items]
Consideration payment per consulting agreement		$ 15,000,000	$ 15,000,000